Notes Payable (Details) - USD ($)																			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2022	Oct. 10, 2021	Aug. 26, 2021	Aug. 05, 2021	Mar. 12, 2021	Mar. 08, 2021	Mar. 01, 2021	Jan. 13, 2021	Oct. 09, 2020	Sep. 30, 2020	Sep. 09, 2020	Apr. 17, 2020	Dec. 31, 2019	Jun. 09, 2019	Jan. 31, 2019	Apr. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 09, 2027	Apr. 30, 2022	Jul. 21, 2021	Dec. 31, 2018
Notes Payable (Details) [Line Items]
Issuance of additional notes payable			$ 30,000
Principal amount repaid	$ 30,000
Accrued interest	$ 2,135
Interest rate			14.00%
Payment Premium	$2,065
Fair value hierarchy																			$ 105,610					$ 5,350	$ 105,610
Net proceeds																								767,148,000
Warrant term				6 years
Fair value of warrants				$ 2,507
Restricted cash																								25,000
Company paid	$ 96,921																											$ 85,202,000
Notes principal amount	85,000
Accrued interest	9,856
Notes payable accrued interest	2,065
Purchase of shares (in Shares)														1,500,000
Fair value of warrants APIC														$ 5,125,000						$ (5,158,000)	$ 10,730,000	$ (6,344,000)	$ 37,647,000	22,700,000	5,076,000
Borrowed amount																	$ 10,000
Principal amount																								$ 9,411,000
Accrued interest													$ 600															7,436,000
Cash																												84,278,000
Interest, per annum																								12.00%
Secured convertible notes																												$ 124,671,000
Fair value notes payable																			1,425,000						1,425,000
Convertible premium								50.00%
Conversion of Notes Payable [Member]
Notes Payable (Details) [Line Items]
Accrued interest																								$ 23,275
Principal balance																								75,100
Fair Value, Inputs, Level 3 [Member]
Notes Payable (Details) [Line Items]
Fair value hierarchy																				$ 5,155,000		$ 5,155,000		5,350,000
Fair value notes payable																			$ 59,742,000					$ 161,282,000	59,742,000
Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable			$ 30,000				$ 85,000	$ 667
Notes payable, principal amount							$ 55,000
Original issue discount rate							4.00%
Interest rate			14.00%				14.00%																	10.00%
Net proceeds			$ 29,913				$ 51,510
Debt issuance costs			$ 87				90
Fair value of warrants							5,000
Notes payable interest (in Shares)			0.14
Principal amount								15,000
Accrued interest of the notes payable (in Shares)																								0.20
Notes Payable Agreement [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Business combination cash requirement			$ 5,000
Notes Payable Agreement [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Business combination cash requirement			$ 25,000
Notes Payable Agreement [Member] | June 2021 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds														35,603
Debt issuance costs														$ 4,200
Exercise price (in Dollars per share)														$ 10
Principal value														$ 20,000
Issunace and discount of debt issucance costs														$ 197
Notes payable maturity, description														The June 2021 Notes are subordinate to the notes payable issued to Ares on March 1, 2021 and August 26, 2021 (see (1) above) and senior in priority to the notes payable issued under the NPA prior to September 9, 2020. The June 2021 Notes mature on December 9, 2022, and do not bear interest unless extended beyond its maturity date by the US-based investment firm, in which case, the June 2021 Notes will bear interest at 10% per annum starting upon their original maturity. Each of the June 2021 Notes are subject to an original issue discount of 8% and 13%, respectively. One of the June 2021 Notes with a principal amount of $20,000 contains a conversion premium that, within a year of a Qualified SPAC Merger, the then outstanding principal and accrued interest of the notes playable plus a 30% premium may convert into Class A Common Stock of the Company, at the election of the US-based investment firm.
Expiration date														Jun. 09, 2028
Notes Payable Agreement [Member] | Optional Notes [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable																							$ 40,000
Fair value of warrants APIC		$ 7,976
Optional notes description		the US-based investment firm exercised its option to purchase optional notes (“Optional Notes”) with principal of $33,917, whose option was in conjunction with the original September 9, 2020, January 13, 2021 and March 12, 2021 notes payable. The Company received net proceeds of $30,375, which is the total principal amount of $33,917 net of 8% original issue discount and $828 of issuance costs. The Optional Notes bear interest at 15% beginning December 2021, and have a maturity date of February 10, 2023. The Optional Notes are convertible at the option of the holder with a conversion price of $10.00 per share. The Optional Notes contain a conversion premium, effective until August 10, 2022, according to which the outstanding principal and accrued interest of the notes payable at the time of liquidation plus a 30% premium are convertible into shares of Class A Common Stock.
Notes Payable Agreement [Member] | June 2019 to August 2019 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																								$ 17,637
Maturity date																								May 31, 2020
Interest per annum																								10.00%
September to November, 2020 [Member]
Notes Payable (Details) [Line Items]
Maturity date																			Jun. 30, 2021
Two Thousand Sixteen Notes [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																								$ 31,500
June to September 2020 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount										$ 761
Interest per annum										6.00%
March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Original issue discounts					8.00%
January 13 Notes and March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Warrant term					7 years
Purchase of warrants (in Shares)					662,083
Fair value of warrants APIC					$ 1,988
Exercise price					10
BL Notes [Member]
Notes Payable (Details) [Line Items]
Accrued interest and aggregate amount								0.08
Net proceeds								3,285
Secured convertible notes								$ 3,750
Original issue discounts								6.50%
Debt issuance cost								$ 225
Convertible notes payable									$ 15,000
Convertible notes payable description									The BL Notes accrued interest at 12.75% per annum through January 31, 2021 and at 15.75% per annum thereafter. The BL Notes mature on the earliest of (i) October 6, 2021, (ii) the consummation of a Qualified SPAC Merger, (iii) the occurrence of a change in control, or (iv) the acceleration of the NPA obligations pursuant to an event of default. Additionally, the BL Notes contain a liquidation premium that ranges from 35% to 45% depending on the timing of settlement with 50% of this premium convertible into equity and the lender is able to demand repayment if an event of default, change in control, or a Qualified SPAC Merger occurs. The Company determined that the feature to settle the BL Notes at a premium upon the occurrence of a default, change in control, or a Qualified SPAC Merger is a contingently exercisable put option with a liquidation premium and represents an embedded derivative. The Company elected the fair value option for this note payable. See Note 8, Fair Value of Financial Instruments. The fair value of the note payable was $20,972 as of December 31, 2020.
BL Notes [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium								35.00%
BL Notes [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium								45.00%
NPA [Member]
Notes Payable (Details) [Line Items]
Issuance of additional notes payable							85,000
Notes payable, principal amount							$ 55,000
Original issue discount rate							14.00%
Principal amount repaid	55,000
Accrued interest	$ 7,721
Class A Common Stock [Member]
Notes Payable (Details) [Line Items]
Warrant term							2 months 12 days
Exercise price (in Dollars per share)				$ 10			$ 10													$ 10		$ 10
Purchase of warrants (in Shares)				670,092
Purchase of shares (in Shares)																										525,000
Class A Common Stock [Member] | Optional Notes [Member]
Notes Payable (Details) [Line Items]
Purchase of warrants (in Shares)		1,187,083
Exercise price (in Dollars per share)		$ 10
Class A Common Stock [Member] | Conversion of Notes Payable [Member]
Notes Payable (Details) [Line Items]
Common shares (in Shares)																								7,688,153
Faraday And Future H K Limited [Member] | January2019 Note [Member]
Notes Payable (Details) [Line Items]
Interest, per annum															12.00%
Faraday And Future H K Limited [Member] | January2019 Note [Member]
Notes Payable (Details) [Line Items]
Borrowed amount															$ 54,179
Maturity date															Dec. 31, 2020
U.S. based investment firm [Member]
Notes Payable (Details) [Line Items]
Net proceeds											$ 13,800
Interest per annum											0.00%
Secured convertible notes											$ 15,000
Original issue discount											$ 0.08
U.S. based investment firm [Member] | December 2016 [Member]
Notes Payable (Details) [Line Items]
Maturity date																	Dec. 31, 2019
U.S. based investment firm [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Maturity date											Mar. 09, 2022
U.S. based investment firm [Member] | December 2016 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																	$ 1,500
U.S. based investment firm [Member] | June 2016 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																		$ 20,000
Maturity date																		Oct. 15, 2019
Principal payments																		$ 13,000
U.S. based investment firm [Member] | January 13 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds								$ 9,870
Principal amount								$ 11,250
Interest per annum								0.00%
Original issue discounts								8.00%
Debt issuance cost								$ 480
U.S. based investment firm [Member] | March 12 Notes [Member]
Notes Payable (Details) [Line Items]
Net proceeds					6,440
Principal amount					$ 7,000
Chinese Lender [Member] | April 2017 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount																$ 3,496
Maturity date																Oct. 20, 2017
Interest per annum																9.00%
Chinese Lender [Member] | January 2019 to December 2019 [Member]
Notes Payable (Details) [Line Items]
Borrowed amount													$ 11,515
Interest per annum													6.00%
Principal payments													$ 8,155
Qualified SPAC Merger [Member]
Notes Payable (Details) [Line Items]
Outstanding principal, accrued and unpaid interest, percentage											130.00%
Fair value notes payable																			$ 17,712						$ 17,712
Brich Lake [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Convertible premium						50.00%
Brich Lake [Member] | Notes Payable Agreement [Member]
Notes Payable (Details) [Line Items]
Net proceeds						$ 5,240
Notes payable accrued interest						0.1575
Principal amount						5,600
Debt issuance cost						307
Original issue discount						$ 0.065
Brich Lake [Member] | Notes Payable Agreement [Member] | Minimum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium						42.00%
Brich Lake [Member] | Notes Payable Agreement [Member] | Maximum [Member]
Notes Payable (Details) [Line Items]
Liquidation premium						52.00%
Business Combination [Member]
Notes Payable (Details) [Line Items]
Carrying value																								$ 93,749
Principal amount																								85,202
Accrued interest																								7,436
Cash																								48,210
Notes payable																								$ 25,908
Business Combination [Member] | Class A Common Stock [Member]
Notes Payable (Details) [Line Items]
Commitment to issue (in Dollars per share)																								$ 6,854,013
Chinese Lender [Member] | Two Thousand Seventeen And Two Thousand Eighteen Note [Member]
Notes Payable (Details) [Line Items]
Company paid													700
Borrowed amount																													$ 4,371
Carrying value													$ 730
Paycheck Protection Program [Member]
Notes Payable (Details) [Line Items]
Accrued interest and aggregate amount												$ 195															$ 195
Loan proceeds												$ 9,168
Rate of Interest on notes												1%
Principal amount												$ 8,975
Accrued interest												$ 155
Black Scholes Option pricing Model [Member]
Notes Payable (Details) [Line Items]
Fair value of warrants APIC																						$ 490,000